RELATED PARTY TRANSACTIONS (Details) - USD ($)						11 Months Ended		12 Months Ended
	Sep. 30, 2021	Aug. 09, 2021	Jul. 13, 2021	Jun. 16, 2020	Feb. 18, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Aggregate purchase price							$ 25,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination								180 days
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)								$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination								20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination								30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences								150 days
Notes Payable, Related Parties, Current						$ 450,000	0	$ 450,000	$ 0
Class B ordinary shares
Related Party Transaction [Line Items]
Shares subject to forfeiture						2,900,000		2,900,000
Promissory Note With Related Party [Member]
Related Party Transaction [Line Items]
Maximum Borrowing Capacity Of Related Party Promissory Note			$ 500,000
Administrative Support Agreement
Related Party Transaction [Line Items]
Related Party Transaction Expenses From Transactions With Related Party Per Month				$ 10,000
Related Party Transaction Total Expenses From Transactions With Related Party						$ 120,000	$ 65,000
Accrued expenses related to related parties								$ 112,472	$ 65,000
Founder Shares | Sponsor | Class B ordinary shares
Related Party Transaction [Line Items]
Number of shares issued					10,781,250
Aggregate purchase price					$ 25,000
Share dividend				2,156,250
Aggregate number of shares owned				12,937,500
Shares subject to forfeiture						1,687,500		1,687,500
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders								20.00%
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination								1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)								$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination								20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination								30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences								150 days
Bgpt Sponsor [Member] | Promissory Note With Related Party [Member]
Related Party Transaction [Line Items]
Maximum Borrowing Capacity Of Related Party Promissory Note			212,500
Proceeds from Unsecured Notes Payable	$ 10,000		106,250
Trasimene Sponsor [Member] | Promissory Note With Related Party [Member]
Related Party Transaction [Line Items]
Maximum Borrowing Capacity Of Related Party Promissory Note			287,500
Proceeds from Unsecured Notes Payable	$ 115,000	$ 75,000	$ 143,750
Related Party Loans [Member]
Related Party Transaction [Line Items]
Maximum Loans Convertible Into Warrants								$ 1,500,000
Price of warrants (in dollars per share)								$ 1.50